SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE - Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	$ 898,126	$ 808,801	$ 781,907
Property, plant and equipment	313,520	233,478
Goodwill	41,690	30,841	7,476
Total goodwill	47,318	34,050
Total intangible assets	6,998	3,380
Canada
Disclosure of geographical areas [line items]
Revenue	78,325	54,574	53,035
Property, plant and equipment	32,572	14,163
Goodwill	6,805	0
Total goodwill	10,012	19
Total intangible assets	1,331	72
India
Disclosure of geographical areas [line items]
Property, plant and equipment	26,099	10,858
Goodwill	24,452	23,365
Total goodwill	21,904	22,965
Portugal
Disclosure of geographical areas [line items]
Property, plant and equipment	16,810	15,652
Germany
Disclosure of geographical areas [line items]
Revenue	18,248	16,299	14,793
United States
Disclosure of geographical areas [line items]
Revenue	714,330	670,619	671,187
Property, plant and equipment	238,039	192,805
Goodwill	10,433	7,476
Total goodwill	15,394	11,059
Total intangible assets	5,542	3,281
Other
Disclosure of geographical areas [line items]
Revenue	87,223	67,309	$ 42,892
Total goodwill	8	7
Total intangible assets	$ 125	$ 27